Pension and OPEB Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Employee Benefit Plans [Abstract]
PENSION AND OPEB PLANS
8. PENSION AND OPEB PLANS
Pension Plans
We sponsor the Oncor Retirement Plan and also have liabilities related to the Vistra Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Internal Revenue Code of 1986, as amended, and are subject to the provisions of ERISA. Employees do not contribute to either plan. We also maintain a supplemental retirement plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plans. See Note 9 to Consolidated Financial Statements in our 2023 Form
10-K
for additional information regarding pension plans.
OPEB Plans
We currently sponsor two OPEB plans. One plan covers eligible current and future retirees whose services are 100% assigned to Oncor (or a predecessor regulated utility business). Effective January 1, 2018, we established a second plan to cover eligible retirees of Oncor and Vistra (or their predecessors or affiliates) whose employment services were assigned to both Oncor (or a predecessor regulated utility business) and the non-regulated
business of Vistra. Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees. See Note 9 to Consolidated Financial Statements in our 2023 Form
10-K
for additional information.
Pension and OPEB Costs
Our net costs related to pension plans and the OPEB Plans for the three and nine months ended September 30, 2024 and 2023, were comprised of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Components of net pension costs:
Service cost	$6	$6	$19	$18
Interest cost (a)	30	30	90	91
Expected return on assets (a)	(29)	(33)	(87)	(97)
Amortization of net loss (a)	1	1	3	2

Net pension costs	8	4	25	14
Net adjustments (b)	(2)	—	(7)	6

Net pension costs recognized as operation and maintenance expense or other deductions	$6	$4	$18	$20

Components of net OPEB costs:
Service cost	$1	$1	$3	$3
Interest cost (a)	8	8	24	24
Expected return on assets (a)	(2)	(2)	(6)	(6)
Amortization of net loss (a)	(2)	(8)	(6)	(24)

Net OPEB costs	5	(1)	15	(3)
Net adjustments (b)	(2)	3	(8)	17

Net OPEB costs recognized as operation and maintenance expense or other deductions	$3	$2	$7	$14

(a)	The components of net costs other than the service cost component, are recorded in “Other (income) and deductions – net” in Condensed Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, plant and equipment, regulatory assets or regulatory liabilities.
The discount rates reflected in net pension and OPEB costs in 2024 are 4.76%, 4.97% and 4.99% for the Oncor Retirement Plan, the Vistra Retirement Plan and the OPEB Plans, respectively. The expected return on pension and OPEB plan assets reflected in the 2024 cost amounts are 5.78%, 6.29% and 6.72% for the Oncor Retirement Plan, the Vistra Retirement Plan and the OPEB Plans, respectively.

Pension Plans and OPEB Plans Cash Contributions
We made cash contributions to the pension plans and OPEB Plans of $71 million and $17 million, respectively, during the nine months ended September 30, 2024. Based on funding considerations in the latest actuarial projections, including applicable minimum funding requirements, our future fundings for the pension plans and the OPEB Plans are expected to total $20 million and $6 million, respectively, during the remainder of 2024 and approximately $532 million and $125 million, respectively, in the five-year period from 2024 to 2028. Future funding estimates for our pension plans and OPEB Plans are dependent on a variety of variables and assumptions, including investment returns on plan assets, market interest rates, and levels of discretionary contributions over minimum funding requirements, which we continue to monitor. Financial market volatility and its effects on the returns on our plan assets and liability valuations could significantly change our anticipated future funding amounts.

9. EMPLOYEE BENEFIT PLANS
Regulatory Recovery of Pension and OPEB Costs
PURA provides for our recovery of certain pension and OPEB costs related to the regulated utility service of our employees (and their eligible dependents) and the regulated utility service of certain employees (and their eligible dependents) of our former affiliated companies for periods prior to the deregulation and disaggregation of the Texas electric market in 2002 (recoverable service). Accordingly, in 2005, we entered into an agreement with a former affiliate of us whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel’s recoverable service. We subsequently entered into an agreement with a Vistra affiliate regarding provision of these benefits. Pursuant to that agreement, we currently sponsor an OPEB plan that provides certain retirement healthcare and life insurance benefits to eligible former employees of Oncor and Vistra (or their predecessors or affiliates) for whom both Oncor and Vistra bear a portion of the benefit responsibility. See “OPEB Plans” below for more information.
We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings related to recoverable service. Amounts deferred are ultimately subject to regulatory approval. At December 31, 2023 and 2022, we had recorded net regulatory assets totaling $291 million and $346 million, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.
We have also assumed primary responsibility for pension benefits of a closed group of retired and terminated vested plan participants not related to our regulated utility business
(non-recoverable
service) in a 2012 transaction. Any retirement costs associated with non-recoverable
service are not recoverable through rates.
Pension Plans
We sponsor the Oncor Retirement Plan and also have liabilities related to the Vistra Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Code, and are subject to the provisions of ERISA. Employees do not contribute to either plan. These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings. The interest component of the Cash Balance Formula is variable and is determined using the yield on
30-year
Treasury bonds. The weighted-average interest crediting rate assumption for the Cash Balance Formula was 3.0% for 2023. Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.
All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula. Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula. It is Oncor’s policy to fund its plans on a current basis to the extent required under existing federal tax and ERISA regulations.
We also maintain the Supplemental Retirement Plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plan. Supplemental Retirement Plan amounts are included in the reported pension amounts below.
At December 31, 2023, the pension plans’ projected benefit obligation included a net actuarial loss of $63 million attributable primarily to a decrease in discount rates due to changes in the corporate bond markets, actuarial assumption updates to reflect recent demographic experience and 2023 market conditions, and plan experience different than expected.
OPEB Plans
We currently sponsor two OPEB Plans. One plan covers our eligible current and future retirees whose services are 100% attributed to the regulated business. Effective January 1, 2018, we established a second plan to cover eligible retirees of Oncor and Vistra (or their predecessors or affiliates) whose employment services were assigned to both Oncor (or a predecessor regulated utility business) and the non-regulated
business of Vistra. Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.
Oncor’s contribution policy for the OPEB Plans is to place in irrevocable external trusts dedicated to the payment of OPEB expenses an amount at least equal to the OPEB expense recovered in rates.
At December 31, 2023, the OPEB Plans’ projected benefit obligation included a net actuarial gain of $2 million attributable primarily to updates to health care assumptions and plan experience different than expected, partially offset by losses attributable to decreasing discount rates due to changes in the corporate bond markets.
Pension and OPEB Costs Recognized as Expense
Pension and OPEB amounts provided herein include amounts related only to our obligations with respect to the various plans based on actuarial computations and reflect our employee and retiree demographics as described above.
The calculated value method is used to determine the market-related value of the assets held in the trust for purposes of calculating our pension costs. Realized and unrealized gains or losses in the market-related value of assets are included over a rolling four-year period. Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value. Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.
The fair value method is used to determine the market-related value of the assets held in the trust for purposes of calculating OPEB cost.
Detailed Information Regarding Pension and OPEB Benefits
The following pension plans and OPEB Plans information is based on December 31, 2023, 2022 and 2021 measurement dates:

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.94%	2.75%	2.40%	5.19%	2.91%	2.58%
Expected return on plan assets	6.04%	4.70%	4.35%	6.94%	5.61%	5.24%
Rate of compensation increase	5.34%	4.98%	4.80%	—	—	—

Components of Net Pension and OPEB Costs:
Service cost	$23	$31	$33	$2	$4	$5
Interest cost (a)	123	90	84	33	25	26
Expected return on assets (a)	(125)	(104)	(99)	(7)	(8)	(7)
Amortization of prior service credit (a)	—	—	—	—	—	(17)
Amortization of net loss (gain) (a)	1	32	52	(33)	(1)	18

Net pension and OPEB costs	22	49	70	(5)	20	25
Net adjustments (b)	6	(6)	(25)	21	11	6

Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$28	$43	$45	$16	$31	$31

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$27	$50	$(164)	$(11)	$(157)	$(142)
Amortization of net (loss) gain	(1)	(32)	(52)	33	1	(18)
Amortization of prior service credit	—	—	—	—	—	17

Total recognized as regulatory assets or other comprehensive income	26	18	(216)	22	(156)	(143)

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$54	$61	$(171)	$38	$(125)	$(112)

(a)	The components of net costs other than service cost component are recorded in “Other deductions and (income) – net” in Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, regulatory asset or regulatory liability.

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.77%	4.94%	2.75%	4.99%	5.19%	2.91%
Rate of compensation increase	5.65%	5.34%	4.98%	—	—	—

	Pension Plans		OPEB Plans
	Years Ended December 31,		Years Ended December 31,
	2023	2022	2023	2022
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,567	$3,358	$664	$861
Service cost	23	31	2	4
Interest cost	123	90	33	25
Participant contributions	—	—	20	19
Actuarial loss (gain)	63	(662)	(2)	(190)
Benefits paid	(161)	(169)	(63)	(55)
Settlements	—	(81)	—	—

Projected benefit obligation at end of year	$2,615	$2,567	$654	$664

Accumulated benefit obligation at end of year	$2,502	$2,452	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$1,817	$2,669	$120	$146
Actual return (loss) on assets	161	(608)	15	(25)
Employer contributions	5	6	24	35
Participant contributions	—	—	20	19
Benefits paid	(161)	(169)	(63)	(55)
Settlements	—	(81)	—	—

Fair value of assets at end of year	$1,822	$1,817	$116	$120

Funded Status:
Projected benefit obligation at end of year	$(2,615)	$(2,567)	$(654)	$(664)
Fair value of assets at end of year	1,822	1,817	116	120

Funded status at end of year	$(793)	$(750)	$(538)	$(544)

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2023	2022	2023	2022
Amounts Recognized in the Balance Sheet Consist of:
Assets:
Other noncurrent assets	$23	$19	$—	$—
Regulatory assets (a)	346	337	—	—

Total assets recognized	$369	$356	$—	$—

Liabilities:
Other current liabilities	$(5)	$(5)	$(13)	$(16)
Other noncurrent liabilities	(811)	(764)	(525)	(528)
Regulatory liabilities	—	—	(157)	(180)

Total liabilities recognized	$(816)	$(769)	$(695)	$(724)

Accumulated other comprehensive net loss (income) (a)	$145	$129	$(1)	$—

(a)
Reflects a $20 million reclassification related to certain employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

The following table provides information regarding the assumed health care cost trend rates.

	Years Ended December 31,
	2023	2022	2021
Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.40%	7.40%	6.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2029
Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.80%	8.30%	7.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2031
The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2023	2022
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
Projected benefit obligations	$2,615	$2,567
Accumulated benefit obligations	$2,502	$2,452
Plan assets	$1,822	$1,817

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2023, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $142 million, $141 million and $165 million, respectively. As of December 31, 2022, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $140 million, $139 million and $159 million, respectively.

The following table provides information regarding OPEB Plans with accumulated projected benefit obligations (APBO) in excess of the fair value of plan assets.

	At December 31,
	2023	2022
OPEB Plans with APBO in Excess of Plan Assets:
Accumulated postretirement benefit obligations	$654	$664
Plan assets	$116	$120
Pension Plans and OPEB Plans Investment Strategy and Asset Allocations
Our investment objective for the retirement plans is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions. Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities. International equity, real estate securities and credit strategies (high yield bonds, emerging market debt and bank loans) are used to further diversify the equity portfolio. International equity securities may include investments in both developed and emerging international markets. Fixed income securities include primarily corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments. Our investment strategy for fixed income investments is to maintain a high-grade portfolio of securities, which assists us in managing the volatility and magnitude of plan contributions and expense while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.
The Oncor Retirement Plan’s investments are managed in two pools: one pool associated with the regulated utility service portion of plan obligations related to Oncor’s regulated utility business, and a second pool associated with the service portion of plan obligations not related to Oncor’s regulated utility business. Each pool is invested in a broadly diversified portfolio as shown below. The second pool represents 25% of total investments at December 31, 2023.
The target asset allocation ranges of the pension plans’ investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Regulated Utility Service Pool	Non-Regulated Service Pool
International equities	8% – 16%	5% – 11%
U.S. equities	17% – 25%	11% – 17%
Real estate	7% – 11%	3% – 7%
Credit strategies	3% – 7%	3% – 7%
Fixed income	48% – 58%	65% – 75%
Our investment objective for the OPEB Plans primarily follows the objectives of the pension plans discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses. The actual amounts at December 31, 2023 provided below are consistent with the asset allocation targets.
Fair Value Measurement of Pension Plans’ Assets
At December 31, 2023 and 2022, pension plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Equity securities:
U.S.	$44	$1	$—	$45
International	75	—	—	75
Fixed income securities:
Corporate bonds (a)	—	501	—	501
Other (b)	—	104	—	104

Total assets in the fair value hierarchy	$119	$606	$—	725

Total assets measured at NAV (c)				1,097

Total fair value of plan assets				$1,822

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$20	$—	$20
Equity securities:
U.S.	35	3	—	38
International	67	—	—	67
Fixed income securities:
Corporate bonds (a)	—	543	—	543
Other (b)	—	82	—	82

Total assets in the fair value hierarchy	$102	$648	$—	750

Total assets measured at NAV (c)				1,067

Total fair value of plan assets				$1,817

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of government bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Fair Value Measurement of OPEB Plans’ Assets
At December 31, 2023 and 2022, the OPEB Plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$11	$1	$—	$12
Equity securities:
U.S.	14	—	—	14
International	12	—	—	12
Fixed income securities:
Corporate bonds (a)	—	31	—	31
Other (b)	9	4	—	13

Total assets in the fair value hierarchy	$46	$36	$—	82

Total assets measured at NAV (c)				34

Total fair value of plan assets				$116

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	13	—	—	13
International	11	—	—	11
Fixed income securities:
Corporate bonds (a)	—	28	—	28
Other (b)	15	4	—	19

Total assets in the fair value hierarchy	$48	$32	$—	80

Total assets measured at NAV (c)				40

Total fair value of plan assets				$120

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds and government bonds.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Expected Long-Term Rate of Return on Assets Assumption
The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.08%	401(h) accounts	7.07%
U.S. equity securities	7.10%	Life insurance VEBA	6.60%
Real estate	5.50%	Union VEBA	6.60%
Credit strategies	6.50%	Non-union VEBA	3.50%
Fixed income securities	5.27%	Shared retiree VEBA	3.50%

Weighted average (a)	5.79%	Weighted average	6.72%

(a)	The 2024 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 5.75%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 6.29%.
Significant Concentrations of Risk
The plans’ investments are exposed to risks such as interest rate, capital market and credit risks. We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers. While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so. There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.
Assumed Discount Rate
For the Oncor Retirement Plan at December 31, 2023, we selected the assumed discount rate using the Aon
AA-AAA
Bond Universe yield curve, which is based on corporate bond yields and at December 31, 2023 consisted of 1,193 corporate bonds with an average rating of AA and AAA using Moody’s, S&P and Fitch ratings. For Oncor’s obligations with respect to the Vistra Retirement Plan and the OPEB Plans at December 31, 2023, we selected the assumed discount rate using the Aon AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2023 consisted of 509 corporate bonds with an average rating of AA using Moody’s, S&P and Fitch ratings.
Future Pension Plans and OPEB Plans Cash Contributions
Based on applicable minimum funding requirements and the latest actuarial projections, our future funding for the pension plans and the OPEB Plans, is expected to total $91 million and $23 million, respectively, in 2024 and approximately $549 million and $135 million, respectively, in the five-year period 2024 to 2028. We may also elect to make additional discretionary contributions based on market and/or business conditions.
Future Benefit Payments
Estimated future benefit payments to participants are as follows:

	2024	2025	2026	2027	2028	2029-33
Pension plans	$181	$184	$186	$187	$188	$920
OPEB Plans	$46	$47	$48	$48	$48	$233
Thrift Plan
Our employees are eligible to participate in a qualified savings plan, the Oncor Thrift Plan, which is a participant-directed defined contribution plan subject to the provisions of ERISA and intended to qualify under Section 401(a) of the Code, and to meet the requirements of Code Sections 401(k) and 401(m). Under the plan, employees may contribute, through pre-tax
salary deferrals and/or
after-tax
applicable payroll deductions, a portion of their regular salary or wages as permitted under law. Employer matching contributions are made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the Oncor Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the Oncor Retirement Plan. Employer matching contributions are made in cash and may be allocated by participants to any of the plan’s investment options. Our contributions to the Oncor Thrift Plan totaled $29 million, $26 million and $24 million for the years ended December 31, 2023, 2022 and 2021, respectively.